Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38665
Entity Registrant Name	CooTek(Cayman)Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9-11F, T2, No.16
Entity Address, Address Line Two	Lane 399, Xinlong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201101
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001734262
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9-11F, T2, No.16
Entity Address, Address Line Two	Lane 399, Xinlong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201101
Entity Address, Country	CN
Contact Personnel Name	Karl Kan Zhang
Contact Personnel Email Address	ir@cootek.com
Country Region	86
City Area Code	021
Local Phone Number	6485 6352
American depository shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 50 Class A ordinary shares
Trading Symbol	CTK
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,638,033,656
Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,391,809,191
Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	246,224,465